Stock-based compensation - Weighted Average Assumptions (Details) (Stock options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months	5 years
Risk-free interest rate	0.70%	2.46%	2.46%
Expected volatility, Minimum	35.90%	33.80%
Expected volatility, Maximum	36.00%	35.50%
Expected volatility			33.30%
Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months
Risk-free interest rate	2.03%	2.03%
Expected volatility	36.10%	34.20%